VIA EDGAR TRANSMISSION




December 22, 2016



U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



Re:    VALIC Separate Account A ("Registrant")
       The Variable Annuity Life Insurance Company ("Depositor")
       Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Investment Company Act Number 811-03240

FILE NUMBER      PRODUCT NAME
-----------      ------------
333-201800       Polaris Platinum Elite

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of the Prospectus, Statement of Additional Information and supplements as applicable that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and
2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.



Very truly yours,

/S/ Helena Lee

Helena Lee
Assistant General Counsel